Risk Report - Trading Market Risk Exposures - Average, Maximum and Minimum Stressed Value-at-Risk by Risk Type (Detail) - EUR (€) € in Thousands		Dec. 31, 2018	Dec. 31, 2017
Total [Member]
Stressed Value-at-Risk (average, maximum, minumum) [line items]
Period-end, Stressed Value-at-Risk (average, maximum, minumum)		€ 96,200	€ 85,600
Diversification effect [Member]
Stressed Value-at-Risk (average, maximum, minumum) [line items]
Period-end, Stressed Value-at-Risk (average, maximum, minumum)		(75,300)	(81,000)
Interest Rate Risk [Member]
Stressed Value-at-Risk (average, maximum, minumum) [line items]
Period-end, Stressed Value-at-Risk (average, maximum, minumum)		57,600	67,800
Credit Spread Risk [Member]
Stressed Value-at-Risk (average, maximum, minumum) [line items]
Period-end, Stressed Value-at-Risk (average, maximum, minumum)		70,100	64,300
Equity Price Risk [Member]
Stressed Value-at-Risk (average, maximum, minumum) [line items]
Period-end, Stressed Value-at-Risk (average, maximum, minumum)		21,300	19,900
Foreign Exchange Risk [Member]
Stressed Value-at-Risk (average, maximum, minumum) [line items]
Period-end, Stressed Value-at-Risk (average, maximum, minumum)	[1]	21,700	12,600
Commodity Price Risk [Member]
Stressed Value-at-Risk (average, maximum, minumum) [line items]
Period-end, Stressed Value-at-Risk (average, maximum, minumum)		€ 700	€ 1,900

[1]	Includes value-at-risk from gold and other precious metal positions.